Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of cash flows - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
As Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Transaction costs allocable to warrant liabilities
Change in fair value of warrant liabilities
Net loss	372,169	266,099	192,245	(154,520)	$ (67,402)
Initial classification of Class A ordinary shares subject to possible redemption (in Shares)					76,034,560
Change in value of Class A ordinary shares subject to possible redemption	372,161	266,099	192,238	(154,520)	$ (21,191)
Period Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Transaction costs allocable to warrant liabilities					(187,916)
Change in fair value of warrant liabilities	(4,369,637)	(3,925,561)	(1,885,154)	(45,071)	(279,026)
Net loss	4,369,637	3,925,561	1,885,154	45,071	$ (466,942)
Initial classification of Class A ordinary shares subject to possible redemption (in Shares)					(8,799,140)
Change in value of Class A ordinary shares subject to possible redemption	4,369,645	3,925,561	1,885,161	45,071	$ (279,026)
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Transaction costs allocable to warrant liabilities					(187,916)
Change in fair value of warrant liabilities	(4,369,637)	(3,925,561)	(1,885,154)	(45,071)	(279,026)
Net loss	4,741,806	4,191,660	2,077,399	(109,449)	$ (534,344)
Initial classification of Class A ordinary shares subject to possible redemption (in Shares)					67,235,420
Change in value of Class A ordinary shares subject to possible redemption	$ 4,741,806	$ 4,191,660	$ 2,077,399	$ (109,449)	$ (300,217)